Accounts receivable from subscribers, distributors, recoverable taxes and other, net	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Accounts receivable from subscribers, distributors, recoverable taxes and other, net

5. Accounts receivable from subscribers, distributors, recoverable taxes and other, net

a) An analysis of accounts receivable by component at December 31, 2016 and 2017 is as follows:

	At December 31,
	2016		2017
Subscribers and distributors	Ps.	186,744,954	Ps.	178,722,706
Telecommunications carriers for network interconnection and other services		9,649,849		8,671,416
Recoverable taxes		41,899,517		40,477,188
Sundry debtors		16,016,756		14,736,340

		254,311,076		242,607,650
Less: Allowance for bad debts		(37,351,677)		(39,044,925)

Net	Ps.	216,959,399	Ps.	203,562,725

Non-current subscribers and distributors		11,184,860		9,786,581

Total current Subscribers, distributors, recoverable taxes and other, net	Ps.	205,774,539	Ps.	193,776,144

b) Changes in the allowance for bad debts were as follows:

	For the years ended December 31,
	2015	2016	2017
Balance at beginning of year	Ps. (25,685,528)	Ps. (27,495,158)	Ps. (37,351,677)
Increases recorded in expenses	(13,171,120)	(16,987,769)	(20,744,242)
Write-offs	9,555,734	12,587,567	17,713,992
Business combination			(22,120)
Translation effect	1,805,756	(5,456,317)	1,359,122

Balance at end of year	Ps. (27,495,158)	Ps. (37,351,677)	Ps. (39,044,925)

c) The following table shows the aging of accounts receivable at December 31, 2016 and 2017, for subscribers and distributors:

Past due
	Total	Unbilled services provided	1-30 days	31-60 days	61-90 days	Greater than 90 days
December 31, 2016	Ps. 186,744,954	Ps. 113,014,706	Ps. 19,175,008	Ps. 5,835,162	Ps. 4,209,456	Ps. 44,510,622
December 31, 2017	Ps. 178,722,706	Ps. 78,384,174	Ps. 46,758,825	Ps. 6,780,671	Ps. 4,375,188	Ps. 42,423,848

In accordance with the Company’s accounting policy for the allowance for bad debts, as of December 31, 2016 and 2017, there are certain accounts receivable greater than 90 days that are not impaired as they are primarily due from government institutions and distributors for which the Company has a collateral. To estimate the recoverability of accounts receivable, the Company considers any change in the credit quality of the subscribers and distributors from the date the credit was granted until the end of period.

d) The following table shows the accounts receivable from subscribers and distributors included in the allowance for doubtful accounts, as of December 31, 2016 and 2017:

	Total	61-90 days	Greater than 90 days
December 31, 2016	Ps. 37,351,677	Ps. 3,970,770	Ps. 33,380,907
December 31, 2017	Ps. 39,044,925	Ps. 3,807,945	Ps. 35,236,980